Income Taxes (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Line Items]
Computed "expected" tax expense (benefit)	$ (3,308,354)	$ (2,293,815)
Change in income taxes from:
State taxes net of federal benefit	(79,549)	(184,451)
Permanent differences	1,301,524	241,548
Change in valuation allowance	2,086,379	2,236,718
Income Tax Expense (Benefit)	$ 0	$ 0